Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Schedule of prepayment and other current assets

	As of December 31,
	2023	2024
	RMB	RMB	US$
Prepaid service fee	12,554	8,049	1,103
VAT and other surcharges	2,023	2,641	362
Office rental deposit	1,629	493	68
Other deposits	695	950	130
Contract assets	279	353	48
Prepaid media cost	436	736	101
Receivables from sales of shares on behalf of employees	13	67	9
Others	2,596	975	133
Total prepayments and other current assets	20,225	14,264	1,954